STOCKHOLDERS EQUITY (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2013	Apr. 02, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Preferred Stock, Series C, Shares Designated	750,000	750,000
Date of Designation, Series C	Apr. 01, 2013
Preferred Stock, Series B, Shares Designated	2,500,000		2,500,000	2,500,000
Date of Designation, Series B	Apr. 02, 2013
Preferred Stock, Series A, Shares Designated	250,000		250,000	250,000
Preferred Stock, Series A, converted to common	8,094,117
Preferred Stock, Series A, Issued	0		250,000	250,000
Preferred Stock, Series A, Par Value	$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Par Value	$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000		10,000,000	10,000,000
Preferred Stock, Issued	375,000		250,000	250,000
Preferred Stock, Series B, Par Value	$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Series B, Issued	375,000		0	0
Preferred Stock, Series C, Par Value	$ 0.001
Preferred Stock, Series C, Issued	375,000		0